Submission	Mar. 11, 2025
Submission [Line Items]
Central Index Key	0001172358
Registrant Name	DORCHESTER MINERALS, L.P.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES